Financial Instruments - Derivative Foreign Currency Contracts at Gross Fair Value and Unrecognized Impacts of Master Netting Arrangements (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Assets, Gross amounts presented in consolidated balance sheets	$ 181	$ 43
Assets, Gross amounts not offset in consolidated balance sheets	35	37
Assets, Net amounts	146	6
Liabilities, Gross amounts presented in Consolidated Balance Sheets	(38)	(190)
Liabilities, Gross amounts not offset in Consolidated Balance Sheets	(35)	(37)
Liabilities, Net Amounts	$ (3)	$ (153)
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Assets	Assets
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Liabilities	Liabilities